Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 22.0%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.1870%, 9/15/34 (144A)‡	$4,050,930	$4,033,217
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	2,851,835	2,816,575
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	1,169,625	1,157,794
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	4,557,000	4,498,314
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	4,780,000	4,429,707
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	994,638	977,331
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	819,828	819,828
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,917,013	1,908,225
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,672,789	1,658,016
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	2,858,066	2,723,934
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	11,099,965	10,566,948
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	4,551,000	4,469,440
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	9,968,805
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.2466%, 8/15/36 (144A)‡	3,044,000	3,013,717
BVRT Financing Trust 2021-CRT1 M2, 2.5711%, 1/10/33‡	807,630	797,813
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	2,083,729
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	4,076,046
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.3170%, 10/15/36 (144A)‡	7,843,501	7,804,857
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 10/15/36 (144A)‡	1,207,000	1,197,479
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.3970%, 11/15/32 (144A)‡	9,621,772	9,535,346
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.7470%, 11/15/32 (144A)‡	1,670,792	1,652,955
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.9470%, 11/15/32 (144A)‡	1,441,110	1,425,007
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	5,348,000	5,233,986
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	6,081,000	5,951,882
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 1.3466%, 9/15/36 (144A)‡	6,188,000	6,056,200
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 9/15/36 (144A)‡	6,499,000	6,266,010
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	4,830,388
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	4,921,000	4,867,248
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 0%, 1/20/35 (144A)‡	7,300,000	7,271,983
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 1/20/35 (144A)‡	2,775,193	2,769,412
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,271,406	6,800,224
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,669,751	2,444,115
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	4,831,396	4,736,274
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2990%, 2/25/50 (144A)‡	3,630,824	3,554,800
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 1/23/35 (144A)‡	2,232,376	2,204,578
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	5,455,213	5,299,890
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2966%, 11/15/37 (144A)‡	10,993,766	10,850,758
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.6966%, 11/15/37 (144A)‡	4,888,412	4,816,378
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 11/15/37 (144A)‡	4,906,106	4,840,465
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	426,911	423,756
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	610,727	608,299
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	3,493,126	3,460,785
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.3566%, 11/25/24‡	313,272	322,239
Connecticut Avenue Securities Trust 2015-C02 1M2,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 4.0000%, 4.4566%, 5/25/25‡	$856,239	$867,654
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.7066%, 4/25/29‡	1,967,663	2,052,727
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.0066%, 7/25/29‡	3,689,161	3,751,372
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.6566%, 1/25/30‡	4,650,808	4,681,195
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 5/25/30‡	4,969,003	4,975,768
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 4/25/31 (144A)‡	525,038	524,726
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	368,357	367,792
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.6066%, 9/25/31 (144A)‡	1,292,997	1,292,603
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 6/25/39 (144A)‡	136,313	136,313
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.4566%, 7/25/39 (144A)‡	112,476	112,482
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 10/25/39 (144A)‡	415,107	415,139
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 11/25/41 (144A)‡	10,654,000	9,986,671
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7490%, 12/25/41 (144A)‡	3,943,000	3,710,475
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 3.2490%, 12/25/41 (144A)‡	12,109,000	11,190,478
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 3.0990%, 1/25/42 (144A)‡	4,441,000	4,329,978
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	9,678,000	9,694,515
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.3266%, 11/15/36 (144A)‡	6,694,840	6,683,339
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.3770%, 5/15/36 (144A)‡	10,507,000	10,433,232
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.8270%, 5/15/36 (144A)‡	5,168,000	5,117,776
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	2,788,000	2,764,898
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	5,786,144	5,623,851
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,689,675	1,694,271
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,413,231
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,482,560	2,464,368
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,293,983	7,342,299
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	3,884,513	3,879,098
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,536,740	13,084,961
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	3,260,000	3,296,684
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,487,644
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 7/15/38 (144A)‡	8,953,893	8,846,706
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.7770%, 7/15/38 (144A)‡	2,435,014	2,402,567
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.4566%, 7/25/25‡	1,751,732	1,798,491
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 6.1566%, 4/25/28‡	1,834,901	1,960,040
Fannie Mae REMICS, 3.0000%, 5/25/48	5,924,510	5,822,018
Fannie Mae REMICS, 3.0000%, 11/25/49	7,591,192	7,493,790
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	15,086,805	14,325,144
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.4066%, 10/25/49 (144A)‡	280,904	280,561
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 12/25/50 (144A)‡	5,597,000	5,545,303
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.6066%, 9/25/50 (144A)‡	567,754	568,187
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6990%, 11/25/50 (144A)‡	7,343,369	7,340,276
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	2,791,000	2,751,000
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3490%, 8/25/33 (144A)‡	3,013,000	2,888,367
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	4,510,000	4,514,438
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	16,231,833	15,415,502

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.4310%, 12/15/36 (144A)‡	$2,050,000	$2,023,657
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.7310%, 12/15/36 (144A)‡	2,296,000	2,260,735
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.0300%, 12/15/36 (144A)‡	2,558,000	2,511,238
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9553%, 1/23/35 (144A)‡	2,113,425	2,089,924
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	6,963,522	7,006,988
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	9,215,910	9,087,280
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	4,158,015	4,074,394
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 1.0970%, 3/15/38 (144A)‡	13,543,363	13,248,740
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.4970%, 3/15/38 (144A)‡	6,486,620	6,261,670
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.4470%, 10/15/38 (144A)‡	6,632,000	6,496,573
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 2.1970%, 11/15/38 (144A)‡	1,845,000	1,806,921
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	1,873,000	1,828,313
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.5470%, 11/15/38 (144A)‡	8,317,000	8,101,416
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	5,232,000	5,103,381
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 8/25/51 (144A)‡	4,631,608	4,600,149
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 10/25/51 (144A)‡	5,895,092	5,854,882
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	4,394,779	4,057,417
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	10,954,746	10,392,887
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	6,186,000	6,064,760
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 1.1980%, 4/15/38 (144A)‡	12,276,358	12,082,394
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.7480%, 4/15/38 (144A)‡	5,917,835	5,805,978
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	2,717,589	2,758,673
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1496%, 3/15/29 (144A)‡	4,332,000	4,331,688
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,679,868	1,635,062
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	4,866,381	4,600,937
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,773,367	4,595,897
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9490%, 10/25/51 (144A)‡	6,553,405	6,459,501
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8987%, 11/25/51 (144A)‡	6,315,350	6,240,689
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	6,532,173	6,190,031
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	12,793,299	12,149,898
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,347,000	2,348,336
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,534,000	2,535,709
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,066,067	4,664,930
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	12,881,894	12,234,037
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	5,462,350	5,139,705
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	4,206,000	4,128,972
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	6,478,870	6,104,844
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	3,668,776	3,610,499
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	6,952,040	6,738,299
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	13,687,063	13,202,385
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	7,966,120	7,667,639
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	5,224,902	4,810,077
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.8104%, 1/20/35 (144A)‡	2,192,711	2,165,256
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	2,180,863	2,141,527
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	8,839,000	8,635,716
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	14,566,993
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	654,588	619,795
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	522,748	505,963
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	$159,346	$158,638
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	658,102	653,968
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	3,786,188	3,837,488
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	3,298,208	3,351,115
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	3,172,050	2,832,361
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	3,326,000	3,166,277
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,609,861
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	3,110,266	3,061,786
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	3,087,000	2,936,473
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,543,000	2,418,999
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	3,447,000	3,267,378
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,808,000	3,743,889
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9487%, 8/25/51 (144A)‡	5,567,328	5,506,638
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	3,419,727	3,161,046
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	2,706,826	2,636,144
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	8,478,000	8,414,840
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,864,929
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,692,270
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2970%, 7/15/39 (144A)‡	3,768,000	3,687,638
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,503,349	1,461,287
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7870%, 1/18/37 (144A)‡	5,115,848	5,013,532
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.5470%, 2/15/40 (144A)‡	2,718,884	2,692,119
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	698,018	691,870
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	2,604,024	2,537,054
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	4,016,000	3,995,093
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	4,982,960	4,635,292
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8487%, 7/25/51 (144A)‡	4,524,201	4,455,893
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	1,737,270	1,605,332
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $773,714,567)		750,184,648
Bank Loans and Mezzanine Loans– 0.1%
Finance Companies – 0.1%
Castlelake Aviation Ltd,
ICE LIBOR USD 3 Month + 2.7500%, 3.5760%, 10/22/26‡(cost$3,637,733)	3,671,245	3,568,010
Corporate Bonds– 26.0%
Banking – 7.1%
Banco Santander SA,
US Treasury Yield Curve Rate 1 Year + 2.0000%, 4.1750%, 3/24/28‡	12,000,000	12,060,863
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	7,123,000	7,143,283
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	6,770,000	6,813,296
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,517,000	8,804,023
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,#,µ	3,295,000	3,319,713
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	18,727,000	17,016,651
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	4,169,094
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	3,723,000	3,445,548
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	12,265,000	10,647,477
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	4,013,000	4,013,000
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,099,000	4,178,111
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	916,000	919,664
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,942,000	7,676,284
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	4,128,000	4,174,404
Goldman Sachs Group Inc, SOFR + 1.1140%, 2.6400%, 2/24/28‡	5,199,000	4,970,903
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	5,677,000	5,351,069
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	3,788,000	3,655,441
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	10,483,000	10,700,140
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	9,112,000	8,526,068
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	13,018,000	12,272,763
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	3,293,000	3,282,051
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	3,476,000	3,349,995
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,765,718
Morgan Stanley, 3.9500%, 4/23/27	9,471,000	9,623,977
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,505,117
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	14,116,000	13,237,111
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	14,971,000	12,835,297
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	15,687,000	14,510,475
SVB Financial Group,

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	$10,526,000	$8,947,100
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	9,791,000	8,779,620
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	6,542,000	6,528,862
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,029,000	7,884,919
		244,108,037
Brokerage – 0.8%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	17,082,000	17,594,460
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	9,400,000	8,478,800
		26,073,260
Capital Goods – 0.1%
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	2,151,000	1,970,219
Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	3,731,000	3,544,112
GCI LLC, 4.7500%, 10/15/28 (144A)	16,183,000	15,798,816
Netflix Inc, 3.6250%, 6/15/25 (144A)	18,841,000	18,942,930
		38,285,858
Consumer Cyclical – 1.0%
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	2,969,000	3,056,021
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,592,000	5,843,269
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	633,494
Home Depot Inc/The, 2.8750%, 4/15/27	1,992,000	1,984,516
Home Depot Inc/The, 3.2500%, 4/15/32	3,322,000	3,323,312
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	12,911,000	12,203,994
Lowe's Cos Inc, 3.3500%, 4/1/27	1,133,000	1,139,624
Lowe's Cos Inc, 3.7500%, 4/1/32	7,479,000	7,561,264
		35,745,494
Consumer Non-Cyclical – 3.5%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	8,859,000	9,094,029
Elanco Animal Health Inc, 5.7720%, 8/28/23	7,651,000	7,899,657
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	4,124,000	4,123,946
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	2,631,000	2,604,187
Hasbro Inc, 3.9000%, 11/19/29	10,315,000	10,350,624
Hasbro Inc, 6.3500%, 3/15/40	1,354,000	1,639,547
Hasbro Inc, 5.1000%, 5/15/44	1,345,000	1,445,133
HCA Inc, 5.3750%, 2/1/25	3,852,000	4,008,006
HCA Inc, 5.2500%, 6/15/49	2,544,000	2,786,089
HCA Inc, 3.5000%, 7/15/51	7,748,000	6,718,156
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	5,544,000	5,072,815
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	4,307,000	4,540,655
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	10,966,000	11,623,960
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	9,007,000	9,207,676
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	5,243,000	4,866,736
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	12,982,000	11,292,826
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	8,144,000	7,109,590
Royalty Pharma PLC, 3.5500%, 9/2/50	6,478,000	5,381,153
Royalty Pharma PLC, 3.3500%, 9/2/51	3,255,000	2,609,243
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	2,612,000	2,507,389
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29	3,422,000	3,289,295
		118,170,712
Electric – 1.2%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,092,000	7,544,981
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	8,029,890
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	4,691,000	4,536,478
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	7,047,000	6,298,293
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	10,129,000	9,499,323
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	3,010,000	2,752,428
NRG Energy Inc, 6.6250%, 1/15/27	1,643,000	1,693,161
		40,354,554
Energy – 1.6%
Cheniere Energy Partners LP, 4.0000%, 3/1/31	5,833,000	5,654,452
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	6,435,000	5,851,281
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	8,866,000	9,697,631

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
EQT Corp, 3.1250%, 5/15/26 (144A)	$13,469,000	$13,082,036
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,236,000	13,227,330
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	1,194,000	1,126,658
Southwestern Energy Co, 4.7500%, 2/1/32	5,711,000	5,703,861
Targa Resources Corp, 4.2000%, 2/1/33	1,994,000	2,012,194
		56,355,443
Finance Companies – 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	7,710,000	7,860,416
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	4,922,000	4,539,005
Air Lease Corp, 1.8750%, 8/15/26	7,478,000	6,888,811
Air Lease Corp, 3.0000%, 2/1/30	3,698,000	3,406,051
Ares Capital Corp, 2.8750%, 6/15/27	6,128,000	5,575,129
Ares Capital Corp, 3.2000%, 11/15/31	7,000,000	5,932,192
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	7,327,000	6,695,779
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,697,000	5,155,785
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,797,000	5,322,487
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	5,049,000	4,422,419
		55,798,074
Insurance – 2.3%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	3,785,000	3,607,022
Athene Global Funding, 1.7300%, 10/2/26 (144A)	13,000,000	11,804,295
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	6,638,182
Athene Global Funding, 2.6460%, 10/4/31 (144A)	12,791,000	11,287,773
Brown & Brown Inc, 4.2000%, 3/17/32	2,203,000	2,238,381
Brown & Brown Inc, 4.9500%, 3/17/52	6,317,000	6,744,465
Centene Corp, 4.2500%, 12/15/27	9,782,000	9,818,682
Centene Corp, 2.4500%, 7/15/28	7,054,000	6,445,240
Centene Corp, 3.0000%, 10/15/30	5,571,000	5,116,796
Corebridge Financial Inc, 3.6500%, 4/5/27 (144A)	5,397,000	5,389,444
Corebridge Financial Inc, 3.8500%, 4/5/29 (144A)	1,936,000	1,934,238
Corebridge Financial Inc, 3.9000%, 4/5/32 (144A)	5,306,000	5,298,147
Progressive Corp/The, 3.0000%, 3/15/32	1,639,000	1,594,744
		77,917,409
Real Estate Investment Trusts (REITs) – 1.2%
Agree LP, 2.9000%, 10/1/30	7,291,000	6,805,793
American Homes 4 Rent LP, 2.3750%, 7/15/31	3,727,000	3,290,175
Invitation Homes Inc, 2.0000%, 8/15/31	7,783,000	6,646,441
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	8,967,000	8,327,762
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	8,832,000	7,721,038
Sun Communities Inc, 2.7000%, 7/15/31	8,985,000	8,105,689
		40,896,898
Technology – 4.3%
Broadcom Inc, 4.3000%, 11/15/32	6,344,000	6,437,678
Broadcom Inc, 3.4190%, 4/15/33 (144A)	7,643,000	7,133,377
Broadcom Inc, 3.4690%, 4/15/34 (144A)	11,487,000	10,638,470
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	18,523,155
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,335,312
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	7,023,448
Microchip Technology Inc, 2.6700%, 9/1/23	9,518,000	9,486,122
Oracle Corp, 2.8750%, 3/25/31	3,121,000	2,845,699
Oracle Corp, 3.9500%, 3/25/51	8,035,000	7,024,319
S&P Global Inc, 2.7000%, 3/1/29 (144A)	5,915,000	5,733,488
S&P Global Inc, 2.9000%, 3/1/32 (144A)	7,168,000	6,949,023
Seagate HDD Cayman, 4.1250%, 1/15/31	7,448,000	7,056,980
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	7,758,000	7,176,689
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	5,044,000	4,396,575
Total System Services Inc, 4.8000%, 4/1/26	15,432,000	16,200,089
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,505,405
Trimble Inc, 4.9000%, 6/15/28	5,033,000	5,212,573
Workday Inc, 3.5000%, 4/1/27	2,694,000	2,693,299
Workday Inc, 3.7000%, 4/1/29	2,023,000	2,027,520
Workday Inc, 3.8000%, 4/1/32	4,396,000	4,387,635
		146,786,856
Transportation – 0.2%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	6,199,000	5,596,456
Total Corporate Bonds (cost $933,149,075)		888,059,270
Mortgage-Backed Securities– 17.4%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	2,307,597	2,185,191

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
2.0000%, TBA, 15 Year Maturity	$17,396,694	$16,888,519
2.5000%, TBA, 15 Year Maturity	2,932,700	2,897,464
3.5000%, TBA, 30 Year Maturity	46,054,281	46,116,915
2.5000%, TBA, 30 Year Maturity	63,206,186	60,285,871
		128,373,960
Fannie Mae Pool:
3.0000%, 10/1/34	30,223	30,554
2.5000%, 11/1/34	2,668,563	2,650,083
3.0000%, 11/1/34	139,668	141,598
3.0000%, 12/1/34	162,340	164,426
6.0000%, 2/1/37	872,168	967,473
2.0000%, 2/1/42	6,007,064	5,656,856
2.0000%, 2/1/42	5,077,426	4,764,385
2.0000%, 2/1/42	824,595	773,756
4.5000%, 11/1/42	826,865	877,504
3.0000%, 1/1/43	151,289	150,959
3.0000%, 2/1/43	270,138	269,754
5.0000%, 7/1/44	4,534,603	4,895,767
4.5000%, 10/1/44	1,958,148	2,080,323
4.5000%, 3/1/45	2,867,810	3,046,741
4.5000%, 6/1/45	1,500,659	1,609,373
3.5000%, 12/1/45	1,121,310	1,140,823
4.5000%, 2/1/46	2,814,051	2,986,390
3.5000%, 7/1/46	6,922,792	7,013,741
3.0000%, 9/1/46	2,769,868	2,762,709
3.0000%, 1/1/47	9,771,254	9,745,999
3.0000%, 2/1/47	36,512,720	36,502,666
3.5000%, 3/1/47	964,780	981,568
3.5000%, 7/1/47	853,335	868,184
3.5000%, 8/1/47	2,008,479	2,026,475
3.0000%, 2/1/48	382,614	380,439
5.0000%, 5/1/48	793,557	834,640
3.5000%, 7/1/48	22,341,687	22,635,202
4.0000%, 2/1/49	1,267,152	1,299,193
3.0000%, 8/1/49	1,749,619	1,721,034
3.0000%, 8/1/49	463,382	455,812
3.0000%, 9/1/49	241,311	237,678
2.5000%, 1/1/50	664,683	639,229
2.5000%, 8/1/50	943,033	909,222
2.5000%, 10/1/50	2,055,588	1,970,226
2.5000%, 1/1/51	7,116,821	6,818,541
2.5000%, 8/1/51	272,869	260,856
2.5000%, 12/1/51	17,164,793	16,445,137
2.5000%, 1/1/52	5,608,807	5,373,650
2.5000%, 2/1/52	26,907,909	25,769,331
3.0000%, 2/1/52	5,286,011	5,178,272
2.5000%, 3/1/52	11,457,640	10,968,314
2.5000%, 3/1/52	10,955,869	10,492,283
2.5000%, 3/1/52	4,075,434	3,908,532
2.5000%, 3/1/52	931,262	891,309
2.5000%, 3/1/52	895,066	856,840
2.5000%, 3/1/52	794,707	761,080
2.5000%, 3/1/52	311,591	299,207
3.0000%, 3/1/52	19,258,546	18,848,678
3.0000%, 3/1/52	5,930,560	5,809,874
3.0000%, 3/1/52	4,462,717	4,384,153
3.0000%, 4/1/52	12,011,009	11,755,386
3.0000%, 4/1/52	2,681,863	2,636,984
3.0000%, 4/1/52	2,357,335	2,315,835
3.5000%, 8/1/56	19,938,062	20,323,033
3.0000%, 2/1/57	11,585,561	11,503,841
3.0000%, 6/1/57	44,174	43,790
		288,835,708
Freddie Mac Gold Pool:
3.5000%, 1/1/47	655,206	673,457
Freddie Mac Pool:
3.0000%, 5/1/31	10,289,512	10,414,436
3.0000%, 9/1/32	293,693	297,295
3.0000%, 10/1/32	389,571	394,348
3.0000%, 1/1/33	220,811	223,519
2.5000%, 12/1/33	8,349,206	8,327,726
3.0000%, 10/1/34	68,443	69,273
3.0000%, 10/1/34	29,992	30,319

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 11/1/34	$2,505,188	$2,487,839
2.5000%, 11/1/34	1,070,067	1,062,656
6.0000%, 4/1/40	1,444,888	1,607,923
2.0000%, 1/1/42	10,796,993	10,167,407
2.0000%, 3/1/42	28,821,388	27,044,264
2.0000%, 4/1/42	1,953,581	1,837,295
3.5000%, 7/1/42	53,409	54,857
3.5000%, 8/1/42	65,095	66,861
3.5000%, 8/1/42	60,020	61,647
3.5000%, 2/1/43	2,608,014	2,680,728
3.0000%, 3/1/43	790,704	788,655
3.0000%, 6/1/43	60,589	59,846
3.5000%, 2/1/44	4,110,610	4,225,217
4.5000%, 5/1/44	1,416,045	1,518,472
3.5000%, 12/1/44	48,231	49,181
3.0000%, 1/1/46	109,994	109,709
4.0000%, 2/1/46	3,523,810	3,738,472
4.0000%, 3/1/47	8,808	9,148
3.0000%, 4/1/47	943,558	936,911
3.5000%, 4/1/47	47,112	47,734
3.5000%, 9/1/47	15,087	15,222
4.5000%, 7/1/48	697,726	724,592
5.0000%, 9/1/48	121,235	127,988
3.0000%, 8/1/49	560,793	551,622
3.0000%, 12/1/49	910,959	896,061
3.0000%, 12/1/49	480,523	472,665
2.5000%, 1/1/50	287,645	276,635
3.0000%, 3/1/50	299,683	294,307
2.5000%, 8/1/50	479,677	462,571
2.5000%, 8/1/50	171,580	165,428
2.5000%, 9/1/50	949,505	915,279
2.5000%, 8/1/51	2,534,137	2,422,575
2.5000%, 1/1/52	1,735,978	1,667,977
2.5000%, 1/1/52	1,080,560	1,035,855
2.5000%, 2/1/52	2,462,273	2,358,083
3.0000%, 2/1/52	1,195,566	1,174,535
3.0000%, 2/1/52	917,356	902,019
2.5000%, 3/1/52	391,682	374,958
3.0000%, 3/1/52	1,522,278	1,496,780
		94,646,890
Ginnie Mae:
3.0000%, TBA, 30 Year Maturity	34,054,769	33,645,567
2.5000%, TBA, 30 Year Maturity	30,286,459	29,350,698
		62,996,265
Ginnie Mae I Pool:
4.0000%, 8/15/47	795,423	823,294
4.0000%, 11/15/47	635,524	657,791
4.0000%, 12/15/47	1,431,365	1,481,518
		2,962,603
Ginnie Mae II Pool:
4.0000%, 8/20/47	365,465	376,567
4.0000%, 8/20/47	197,203	203,194
4.5000%, 2/20/48	1,985,015	2,085,254
4.0000%, 5/20/48	7,860,441	8,066,788
4.5000%, 5/20/48	717,160	746,645
4.0000%, 6/20/48	2,208,124	2,265,400
5.0000%, 8/20/48	2,354,721	2,480,440
		16,224,288
Total Mortgage-Backed Securities (cost $606,941,574)		594,713,171
United States Treasury Notes/Bonds– 33.1%
1.5000%, 2/29/24	3,004,000	2,960,231
1.5000%, 2/15/25	7,064,000	6,865,877
1.7500%, 3/15/25	6,738,000	6,595,344
0.8750%, 9/30/26	46,027,100	42,842,959
1.1250%, 10/31/26	335,000	315,109
1.2500%, 11/30/26	36,697,900	34,721,087
1.2500%, 12/31/26	238,890,000	225,704,392
1.5000%, 1/31/27	120,689,800	115,334,190
1.8750%, 2/28/27	3,732,000	3,631,994
1.1250%, 2/29/28	3,194,200	2,961,872
1.2500%, 4/30/28	4,581,400	4,267,860
1.2500%, 6/30/28	8,133,000	7,565,596
1.1250%, 8/31/28	87,784,600	80,878,420

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.3750%, 10/31/28	$9,990,000	$9,339,089
1.7500%, 1/31/29	4,140,000	3,964,050
1.8750%, 2/28/29	2,821,000	2,723,147
1.8750%, 2/15/32	229,649,800	220,535,574
1.3750%, 11/15/40	18,848,000	15,408,976
1.7500%, 8/15/41	87,854,000	76,144,709
2.0000%, 11/15/41	57,881,000	52,373,261
2.3750%, 2/15/42#	16,866,000	16,267,784
2.7500%, 8/15/42	52,398,300	53,280,475
1.3750%, 8/15/50	73,904,400	56,883,293
1.8750%, 2/15/51	19,309,700	16,872,605
1.8750%, 11/15/51	79,915,900	70,101,229
Total United States Treasury Notes/Bonds (cost $1,187,349,234)		1,128,539,123
Investment Companies– 8.0%
Money Markets – 8.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $274,130,416)	274,103,005	274,130,416
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	15,315,809	15,315,809
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$3,940,611	3,940,611
Total Investments Purchased with Cash Collateral from Securities Lending (cost $19,256,420)		19,256,420
Total Investments (total cost $3,798,179,019) – 107.2%		3,658,451,058
Liabilities, net of Cash, Receivables and Other Assets – (7.2)%		(245,268,767)
Net Assets – 100%		$3,413,182,291

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,541,250,980	96.8%
Canada	24,561,632	0.7
France	22,436,523	0.6
Australia	15,561,203	0.4
Ireland	12,399,421	0.4
Spain	12,060,863	0.3
South Korea	11,573,264	0.3
Guernsey	8,478,800	0.2
Israel	5,796,684	0.2
United Kingdom	4,331,688	0.1

Total	$3,658,451,058	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 8.0%
Money Markets - 8.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$254,658	$-	$-	$274,130,416
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	53,053∆	-	-	15,315,809
Total Affiliated Investments - 8.5%	$307,711	$-	$-	$289,446,225

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 8.0%
Money Markets - 8.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	397,499,754	1,323,809,413	(1,447,178,751)	274,130,416
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	4,656,936	347,891,636	(337,232,763)	15,315,809

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	429	6/30/22	$52,713,375	$(1,514,906)
2 Year US Treasury Note	2,188	7/6/22	463,685,065	(3,959,064)
5 Year US Treasury Note	2,552	7/6/22	292,682,500	(5,830,622)
Total - Futures Long				(11,304,592)
Futures Short:
Ultra 10-Year Treasury Note	807	6/30/22	(109,323,281)	4,132,003
Ultra Long Term US Treasury Bond	94	6/30/22	(16,649,750)	38,188
Total - Futures Short				4,170,191
Total				$(7,134,401)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Futures contracts:
Average notional value of contracts - long	$233,372,696
Average notional value of contracts - short	14,283,391

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $1,005,610,804, which represents 29.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$750,184,648	$-
Bank Loans and Mezzanine Loans	-	3,568,010	-
Corporate Bonds	-	888,059,270	-
Mortgage-Backed Securities	-	594,628,854	-
United States Treasury Notes/Bonds	-	1,128,539,123	-
Investment Companies	-	274,130,416	-
Investments Purchased with Cash Collateral from Securities Lending	-	19,256,420	-
Total Investments in Securities	$-	$3,658,366,741	$-
Other Financial Instruments(a):
Futures Contracts	4,170,191	-	-
Total Assets	$4,170,191	$3,658,366,741	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$11,304,592	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70265 05-22